Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Beginning Balance	$ (236,246)	$ (280,097)	$ 156,480
Net current period other comprehensive income	(116,180)	43,851	(436,577)
Ending Balance	$ (352,426)	$ (236,246)	$ (280,097)